PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	2025	2024
Cost	3,507,498,519	3,561,926,351
Accumulated depreciation	(2,145,969,370)	(2,175,141,370)
Total	1,361,529,149	1,386,784,981
Land	17,639,745	17,639,745
Plant and buildings	259,256,365	220,534,872
Machinery, equipment and spare parts	952,119,670	948,654,197
Transportation and load vehicles	23,353,530	21,315,258
Furniture and fixtures	1,366,724	1,305,072
Fields and quarries	102,756,125	103,551,105
Tools	1,476,773	1,659,953
Construction in process	3,560,217	72,124,779
Total	1,361,529,149	1,386,784,981
Cost

	Land	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Works in process	Total
Balance as of January 1, 2024	17,639,773	878,337,144	1,799,332,977	227,801,645	62,844,620	429,317,486	13,101,859	45,726,846	3,474,102,350
Additions	-	1,463,011	-	-	-	407,438	-	90,859,272	92,729,721
Disposal	(28)	(486,511)	-	(3,582,840)	-	(836,341)	-	-	(4,905,720)
Transfers	-	8,900,090	24,454,611	8,048,451	284,980	22,252,446	520,761	(64,461,339)	-
Balance as of December 31, 2024	17,639,745	888,213,734	1,823,787,588	232,267,256	63,129,600	451,141,029	13,622,620	72,124,779	3,561,926,351
Additions	-	-	-	-	-	-	-	67,001,056	67,001,056
Disposal	-	(829,536)	(77,516,196)	(1,250,040)	(35,845,323)	(245,871)	(5,741,922)	-	(121,428,888)
Transfers	-	54,313,683	54,403,653	7,719,654	512,409	18,126,549	489,670	(135,565,618)	-
Balance as of December 31, 2025	17,639,745	941,697,881	1,800,675,045	238,736,870	27,796,686	469,021,707	8,370,368	3,560,217	3,507,498,519
Accumulated depreciation and impairment in value

	Buildings	Machinery, equipment and spare parts	Transportation and load vehicles	Furniture and fixtures	Fields and quarries	Tools	Total
Balance as of January 1, 2024	(652,052,761)	(827,472,084)	(208,201,983)	(61,318,214)	(332,614,860)	(11,313,036)	(2,092,972,938)
Disposal	-	-	3,425,609	-	-	-	3,425,609
Depreciation	(15,626,101)	(47,661,307)	(6,175,624)	(506,314)	(14,975,064)	(649,631)	(85,594,041)
Balance as of December 31, 2024	(667,678,862)	(875,133,391)	(210,951,998)	(61,824,528)	(347,589,924)	(11,962,667)	(2,175,141,370)
Disposal	-	77,502,327	968,205	35,845,323	-	5,741,922	120,057,777
Depreciation charge	(14,762,654)	(50,924,311)	(5,399,547)	(450,757)	(18,675,658)	(672,850)	(90,885,777)
Balance as of December 31, 2025	(682,441,516)	(848,555,375)	(215,383,340)	(26,429,962)	(366,265,582)	(6,893,595)	(2,145,969,370)
13.1. Impairment of property, plant and equipment
The Group tests property, plant and equipment for impairment when circumstances indicate that their carrying value may be impaired.
The impairment test conducted by the Group for property, plant and equipment is based on estimates of the recoverable amount per cash-generating unit, which has been defined as the higher of fair value less costs to sell and value in use. In assessing the value in use, the estimated future cash flows are discounted using a discount rate reflecting market assessments as of the end of the period with respect to the time value of money considering the risks that are specific to the assets involved.
The calculation of the value in use for all cash-generating units is more sensitive to the following assumptions which, as described below, were considered by Group Management in the development of the impairment test: volumes, prices, gross margins, levels of operating expenses and capital expenditure in property, plant and equipment and working capital, discount rate, growth rate used to extrapolate cash flows beyond the forecast period, and macroeconomic variables estimated to be present during the projection horizon including, without limitation, exchange rates, inflation levels, and GDP growth.

The Group has also considered a number of other factors in reviewing impairment indicators, such as market capitalization, participation in each of the segments where it does business, unused installed capacity, industry trends, potential environmental impact, and other factors, together with the increase in property, plant and equipment balances due to the application of the restatement in constant currency as a result of applying IAS 29 in relation to those assets.

As of December 31, 2025, 2024 and 2023, the Company determined that property, plant and equipment amounts are recoverable for each cash-generating unit which are detailed below: (a) cement, masonry cement and lime, (b) concrete, (c) aggregates and (d) rail services.

The determination of the recoverable amount of each cash-generating unit is based on a calculation of the value in use of the assets involved using cash flow projections from the financial budgets approved by Company Management. Projected cash flows have been updated to reflect variations in the demand for traded products, such as the Argentine macroeconomic variables that have an impact on the Company’s businesses. For the rail services cash-generating unit it has been also considered the potential impact that may derive from terminating the current concession and continuing in business as a railway operator, as mentioned in Note 36, and the Management estimate about the term for which the Group will provide rail services.

As a result of the analysis carried out, no impairment has been determined for any cash-generating unit as December 31, 2025.
The discount rate used in cash flow projections has been calculated in US dollars considering that cash flows have been prepared in that currency and are detailed below.

	2025	2024
Cash-generating unit
Cement, Masonry Cement and Lime	11.76%	11.42%
Concrete	11.76%	11.42%
Aggregates	11.76%	11.42%
Rail Services	13.22%	12.33%